PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total
Property, plant and equipment, at fair value
As at December 31, 2021		$25,496	$4,998	$6,457	$188	$37,139
Additions, net(2)		9	(137)	(78)	(7)	(213)
Transfer from construction work-in-progress		161	86	744	7	998
Transfer to assets held for sale		(677)	—	—	—	(677)
Disposals(3)	3	(97)	—	—	—	(97)
Items recognized through OCI:
Change in fair value		2,017	292	(132)	77	2,254
Foreign exchange	10	(1,267)	(73)	(160)	6	(1,494)
Items recognized through net income:
Change in fair value		(2)	16	(7)	(2)	5
Depreciation		(501)	(307)	(343)	(28)	(1,179)
As at December 31, 2022		25,139	4,875	6,481	241	36,736
Additions		1	47	229	—	277
Transfer from construction work-in-progress		117	268	316	1	702
Acquisitions through business combinations	3	—	2,164	1,540	—	3,704
Disposals(3)	4	—	—	—	(5)	(5)
Items recognized through OCI:
Change in fair value		(417)	127	(18)	(39)	(347)
Foreign exchange	10	2,296	94	174	14	2,578
Items recognized through net income:
Change in fair value		(12)	(13)	(35)	19	(41)
Depreciation		(533)	(390)	(385)	(34)	(1,342)
As at December 31, 2023		$26,591	$7,172	$8,302	$197	$42,262
Construction work-in-progress, at fair value
As at December 31, 2021		$224	$114	$433	$5	$776
Additions		150	237	592	5	984
Transfer to property, plant and equipment		(161)	(86)	(744)	(7)	(998)
Transfer to assets held for sale		(8)	—	—	—	(8)
Items recognized through OCI:
Change in fair value		—	250	84	—	334
Foreign exchange	10	7	(18)	15	—	4
As at December 31, 2022		212	497	380	3	1,092
Additions		129	590	358	10	1,087
Transfer to property, plant and equipment		(117)	(268)	(316)	(1)	(702)
Acquisitions through business combinations	4	—	80	323	—	403
Items recognized through OCI:
Change in fair value		—	(112)	(36)	—	(148)
Foreign exchange	10	(2)	33	32	(1)	62
Items recognized through net income:
Change in fair value		(1)	(17)	—	—	(18)
As at December 31, 2023		$221	$803	$741	$11	$1,776
Total property, plant and equipment, at fair value
As at December 31, 2022(4)		$25,351	$5,372	$6,861	$244	$37,828
As at December 31, 2023(4)		$26,812	$7,975	$9,043	$208	$44,038
(1)Includes biomass and cogeneration
(2)Includes fair value changes to decommissioning assets of nil (2022: $178 million).
(3)Includes disposal of significant assets only.
(4)Includes right-of-use assets not subject to revaluation of $43 million (2022: $49 million) in our hydroelectric segment, $143 million (2022: $127 million) in our wind segment, $277 million (2022: $148 million) in our solar segment and nil (2022: $2 million) in other.
During the year ended December 31, 2023, the company, together with its institutional partners, completed the acquisition of the following investment. It is accounted for as an asset acquisition as it does not constitute business combination under IFRS 3:
•A 60 MW portfolio of operating solar facilities in Colombia, with $71 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. The company holds a 21% economic interest.

The fair value of the company's property, plant and equipment is calculated as described in Notes 1(g) – Property, plant and equipment and revaluation method and 1(r)(i) – Critical estimates – Property, plant and equipment. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of the company’s property, plant and equipment. See Note 1(s)(iii) – Critical judgments in applying accounting policies – Property, plant and equipment. The company has classified its property, plant and equipment under level 3 of the fair value hierarchy.
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2023	2022	2023	2022	2023	2022	2023	2022
Discount rate(1)
Contracted	5.0% - 5.7%	4.8% - 5.4%	8.7%	8.5%	8.4%	8.2%	4.8%	4.4%
Uncontracted	6.0% - 6.9%	5.8% - 6.7%	10.0%	9.7%	9.7%	9.5%	4.8%	4.4%
Terminal capitalization rate(2)	5.0%	4.9%	8.0%	7.7%	N/A	N/A	N/A	N/A
Terminal year(3)	2044	2044	2043	2042	2054	2052	2037	2036
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States and Colombia.
(3)For hydroelectric assets, terminal year refers to the valuation date of the terminal value.
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2023
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(960)	$(340)	$(110)	$(40)	$(1,450)
25 bps decrease in discount rates	1,030	380	120	40	1,570
5% increase in future energy prices	890	540	120	—	1,550
5% decrease in future energy prices	(890)	(540)	(120)	—	(1,550)
25 bps increase in terminal capitalization rate	(320)	(80)	—	—	(400)
25 bps decrease in terminal capitalization rate	360	90	—	—	450

	2022
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,110)	$(310)	$(100)	$(50)	$(1,570)
25 bps decrease in discount rates	1,170	260	110	50	1,590
5% increase in future energy prices	1,010	440	110	—	1,560
5% decrease in future energy prices	(1,000)	(440)	(110)	—	(1,550)
25 bps increase in terminal capitalization rate	(360)	(70)	—	—	(430)
25 bps decrease in terminal capitalization rate	390	80	—	—	470
Terminal values are included in the valuation of hydroelectric assets in the United States and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2023, including a one-time 30-year renewal for applicable hydroelectric assets, is 34 years (2022: 35 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2023:

	North America	Colombia	Brazil	Europe
1 - 5 years	66%	61%	79%	100%
6 - 10 years	51%	29%	70%	76%
11 - 20 years	28%	3%	46%	47%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$90	COP	294,000	R$	303	€73
11 - 20 years	94		357,000	381		65
(1)Assumes nominal prices based on weighted-average generation.
The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$97	COP	412,000	R$	274	€62
11 - 20 years	127		600,000	424		65
(1)Assumes nominal prices based on weighted-average generation.
The company’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2027 and 2035. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $125 million (2022: $132 million).
Had the company’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2023	2022
Hydroelectric	$9,218	$8,478
Wind	6,379	3,980
Solar	7,798	5,514
Other(1)	163	147
	$23,558	$18,119
(1)Includes biomass and cogeneration.